Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	PEOs(1)
Year	Towe Summary Compensation Table Total	Wolfe Summary Compensation Table Total	Towe Compensation Actually Paid(2)	Wolfe Compensation Actually Paid(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Loss (in thousands)(5)
2023	$3,034,292	$—	$4,868,548	$—	$776,542	$1,035,592	$46.03	$5,675
2022	$3,023,067	$346,700	$5,151,430	$(1,150,633)	$741,832	$1,067,384	$36.20	$6,754
2021	$—	$1,303,233	$—	$248,009	$604,267	$(6,846)	$63.80	$12,766

Named Executive Officers, Footnote [Text Block]

		(1)Chris Wolfe, our former Chief Executive Officer, served as our PEO for the year ended December 31, 2021 and through January 4, 2022. Steve Towe, our current Chief Executive Officer, has served as our PEO since January 5, 2022.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 776,542	$ 741,832	$ 604,267
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,035,592	1,067,384	(6,846)
Equity Valuation Assumption Difference, Footnote [Text Block]
	2023		2022			2021
	Towe PEO	Average Other NEOs	Towe PEO	Wolfe Former PEO	Average Other NEOs	Wolfe Former PEO	Average Other NEOs
SCT Total	$3,034,292	$776,542	$3,023,067	$346,700	$741,832	$1,303,233	$604,267
Adjustments:
Deduct: amounts reported in “Stock Awards” and “Option Awards” columns in SCT	2,178,000	378,698	(2,153,387)	—	(360,823)	(688,550)	(268,136)
Add: year-end fair value of awards granted during covered fiscal year that were outstanding and unvested at year-end	3,078,000	575,994	4,281,750	—	686,375	424,965	165,490
Add: year-over-year change in fair value (whether positive or negative) at year-end of awards granted in prior fiscal years that were outstanding and unvested at the end of the covered fiscal year	896,067	57,065	—	—	—	(756,825)	(317,456)
Add: fair value as of the vesting date for awards that were granted and vested in the same year	—	—	—	—	—	148,501	55,828
Add: change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of the covered fiscal year	38,189	4,688	—	7,452	—	(183,315)	(59,883)
Subtract: fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	(1,504,785)	—	—	(186,596)
Total Adjustments	$1,834,256	$259,049	$2,128,363	$(1,497,333)	$325,552	$(1,055,224)	$(610,753)
CAP	$4,868,548	$1,035,592	$5,151,430	$(1,150,633)	$1,067,384	$248,009	$(6,486)

Total Shareholder Return Amount	[3]	$ 46.03	36.20	63.80
Net Income (Loss) Attributable to Parent	[4]	5,675	6,754	12,766
Steve Towe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	3,034,292	3,023,067
PEO Actually Paid Compensation Amount	[2],[5]	4,868,548	5,151,430
Total Adjustments		$ 1,834,256	$ 2,128,363
PEO Name		Steve Towe	Steve Towe
Steve Towe [Member] | Amounts Reported in "Stock Awards" and "Option Awards" Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ 2,178,000	$ (2,153,387)
Steve Towe [Member] | Year-end Fair Value of Awards Granted During Covered Fiscal Year that were Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		3,078,000	4,281,750
Steve Towe [Member] | Year-Over-Year Change in Fair Value (Whether Positive Or Negative) at Year-End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		896,067
Steve Towe [Member] | Fair Value as of the Vesting Date for Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Steve Towe [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value (Whether Positive or Negative) of any Awards Granted in any Prior Fiscal Year for which all Applicable Vesting Conditions were Satisfied at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		38,189
Steve Towe [Member] | Fair Value at the End of the Prior Fiscal Year for any Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Chris Wolfe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		346,700	1,303,233
PEO Actually Paid Compensation Amount	[2],[5]		(1,150,633)	248,009
Total Adjustments			$ (1,497,333)	$ (1,055,224)
PEO Name			Chris Wolfe	Chris Wolfe
Chris Wolfe [Member] | Amounts Reported in "Stock Awards" and "Option Awards" Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments				$ (688,550)
Chris Wolfe [Member] | Year-end Fair Value of Awards Granted During Covered Fiscal Year that were Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments				424,965
Chris Wolfe [Member] | Year-Over-Year Change in Fair Value (Whether Positive Or Negative) at Year-End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments				(756,825)
Chris Wolfe [Member] | Fair Value as of the Vesting Date for Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments				148,501
Chris Wolfe [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value (Whether Positive or Negative) of any Awards Granted in any Prior Fiscal Year for which all Applicable Vesting Conditions were Satisfied at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			7,452	(183,315)
Chris Wolfe [Member] | Fair Value at the End of the Prior Fiscal Year for any Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(1,504,785)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		776,542	741,832	604,267
PEO Actually Paid Compensation Amount		1,035,592	1,067,384	(6,486)
Total Adjustments		259,049	325,552	(610,753)
Non-PEO NEO [Member] | Amounts Reported in "Stock Awards" and "Option Awards" Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		378,698	(360,823)	(268,136)
Non-PEO NEO [Member] | Year-end Fair Value of Awards Granted During Covered Fiscal Year that were Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		575,994	686,375	165,490
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value (Whether Positive Or Negative) at Year-End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		57,065		(317,456)
Non-PEO NEO [Member] | Fair Value as of the Vesting Date for Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments				55,828
Non-PEO NEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value (Whether Positive or Negative) of any Awards Granted in any Prior Fiscal Year for which all Applicable Vesting Conditions were Satisfied at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		4,688		(59,883)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Fiscal Year for any Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments				$ (186,596)

[1]	For the 2023 fiscal year, our non-PEO NEOs were David Wilson and Jim Zeitunian. For the 2022 fiscal year, our non-PEO NEOs were Jim Zeitunian and Patrick Maley, our former Chief Revenue Officer. For the 2021 fiscal year, our non-PEO NEOs were Ned Mavrommatis, our former Chief Financial Officer, and Elizabeth Elkins, our former Chief Product Officer.
[2]	The dollar amounts reported in these columns represent the amount of CAP to our PEOs and non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEOs and non-PEO NEOs during the applicable year.
[3]	Total Shareholder Return (“TSR”) assumes $100 was invested in our common stock on December 31, 2020.
[4]	Represents the amount of net loss, as reflected in the Company’s audited financial statements for the applicable year and as restated for 2022 and 2021 in accordance with the restatement of certain financial information in the Company’s audited financial statements for the years ended December 31, 2022 and 2021.
[5]	Chris Wolfe, our former Chief Executive Officer, served as our PEO for the year ended December 31, 2021 and through January 4, 2022. Steve Towe, our current Chief Executive Officer, has served as our PEO since January 5, 2022.